Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 5,295,000	$ 20,196,000	$ 5,295,000	$ 20,196,000	$ 15,301,000	$ 28,675,000
Restricted cash	143,000	143,000	143,000	143,000	143,000	143,000
Accumulated deficit	$ (336,624,000)		(336,624,000)		(324,998,000)	(307,739,000)
Cash flow from operations			$ 11,982,000	7,675,000	$ 12,408,000	$ 8,453,000
Issuance of common stock	9,838,755		9,838,755		8,716,906	8,710,627
Dilutive effect	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock equivalents excluded from computing diluted net loss per share			800,000	1,500,000	1,600,000	1,200,000
At The Market Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock	934,621		934,621		0